Revenue Recognition - Additional Information (Details) - Rigetti Computing, Inc [Member] $ in Millions	Mar. 31, 2022 USD ($)
Disaggregation of Revenue [Line Items]
Transaction price allocated to remaining performance obligations	$ 10.6
Remainder Of Two Thousand And Twenty Two [Member]
Disaggregation of Revenue [Line Items]
Transaction price allocated to remaining performance obligations	5.3
2023 [Member]
Disaggregation of Revenue [Line Items]
Transaction price allocated to remaining performance obligations	$ 5.3